Summary Of Significant Accounting Policies (Summary Of Other Comprehensive Loss And Financial Instrument Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Unrealized losses, Before Tax Amount	$ (543,826)	$ (723,525)	$ (2,025,678)
Unrealized losses, Tax (Expense) or Benefit	206,437	274,652	768,948
Unrealized losses, Net-of Tax Amount	(337,389)	(448,873)	(1,256,730)
Transfer of realized losses to interest expense, Before Tax Amount	939,285	947,894	940,188
Transfer of realized losses to interest expense, Tax (Expense) or Benefit	(356,553)	(359,822)	(356,896)
Transfer of realized losses to interest expense, Net-of Tax Amount	582,732	588,072	583,292
Net interest rate SWAPs, Before Tax Amount	395,459	224,369	(1,085,490)
Net interest rate SWAPs, Tax (Expense) or Benefit	(150,116)	(85,170)	412,052
Net interest rate SWAPs, Net-of Tax Amount	245,343	139,199	(673,438)
Net loss arising during period, Before Tax Amount	(508,666)	(689,785)	(647,439)
Net loss arising during period, Tax (Expense) or Benefit	193,294	262,119	246,031
Net loss arising during period, Net-of-Tax Amount	(315,372)	(427,666)	(401,408)
Amortization of actuarial losses, Before Tax Amount	200,136	149,604	102,478
Amortization of actuarial losses, Tax (Expense) or Benefit	(76,052)	(56,850)	(38,942)
Amortization of actuarial losses, Net-of Tax Amount	124,084	92,754	63,536
Amortization of transition obligation, Before Tax Amount	47,093	47,093	47,093
Amortization of transition obligation, Tax (Expense) or Benefit	(17,895)	(17,895)	(17,900)
Amortization of transition obligation, Net-of Tax Amount	29,198	29,198	29,193
Net defined benefit plans, Before Tax Amount	(261,437)	(493,088)	(497,868)
Net defined benefit plans, Tax (Expense) or Benefit	99,347	187,374	189,189
Net defined benefit plans, Net-of Tax Amount	(162,090)	(305,714)	(308,679)
Other comprehensive income, Before Tax Amount	134,022	(268,719)	(1,583,358)
Other comprehensive income, Tax (Expense) or Benefit	(50,769)	102,204	601,241
Other comprehensive income, Net-of Tax Amount	$ 83,253	$ (166,515)	$ (982,117)